Morgan Stanley Pathway Funds

Statement of Certification

Pursuant to Rule 497(j)

Morgan Stanley Pathway Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus/Information Statement and Statement of Additional Information dated October 18, 2024 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 033-40823), which was filed electronically on October 18, 2024 (Accession No. 0001193125-24-239718).

Morgan Stanley Pathway Funds

By:	/s/ Eric Metallo
Eric Metallo

Title:	Chief Legal Officer and Secretary

Date:	October 23, 2024